Borrowings (Details) - Schedule of changes in liabilities arising from borrowings and leases - Borrowings [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Lease liability
Lease liability Current, Beginning		$ 2,154,878	$ 2,112,624
Lease liability Current, Cash flows		(786,416)	(2,313,323)
Lease liability Current, Other	[1]	8,426,596	2,355,577
Lease liability Current, Ending		9,795,058	2,154,878
Lease liability Non-current, Beginning		28,624,259	28,108,801
Lease liability Non-current, Cash flows
Lease liability Non-current, Other	[1]	50,665,248	515,458
Lease liability Non-current, Ending		79,289,507	28,624,259
Lease liability Total, Beginning		30,779,137	30,221,425
Lease liability Total, Cash flows		(786,416)	(2,313,323)
Lease liability Total, Other	[1]	59,091,844	2,871,035
Lease liability Total, Ending		89,084,565	30,779,137
Borrowings
Borrowings Current, Beginning		14,539,187	94,792,088
Borrowings Current, Cash flows		(14,539,187)	(8,435,416)
Borrowings Current, Other	[1]	7,000,000	(71,817,485)
Borrowings Current, Ending		7,000,000	14,539,187
Borrowings Non-current, Beginning		74,160,950
Borrowings Non-current, Cash flows		111,839,050
Borrowings Non-current, Other	[1]	(5,985,285)	74,160,950
Borrowings Non-current, Ending		180,014,715	74,160,950
Borrowings Total, Beginning		88,700,137	94,792,088
Borrowings Total, Cash flows		97,299,863	(8,435,416)
Borrowings Total, Other	[1]	1,014,715	2,343,465
Borrowings Total, Ending		$ 187,014,715	$ 88,700,137

[1]	The ‘Other’ column includes the effect of amortization of prepaid finance costs on borrowings, promissory notes and reclassification between current and non-current portion. In respect of leases, the ‘Other’ column includes unwinding of interest and reclassification between current and non-current portion.